Organization and Significant Accounting Policies - Narratives (Details)					8 Months Ended		12 Months Ended
	Feb. 14, 2020 USD ($)	Oct. 23, 2019 USD ($)	Sep. 30, 2019 USD ($)	Aug. 23, 2019 USD ($)	Dec. 28, 2019 USD ($)	Dec. 29, 2018 USD ($)	Dec. 26, 2020 USD ($) segment	Apr. 30, 2019 USD ($)	Apr. 30, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Business Combination, Consideration Transferred				$ 26,600,000
Revenues					$ 134,526,000	$ 0	$ 2,029,727,000	$ 0	$ 0
Operating Lease, Liability							529,308,000
Operating Lease, Right-of-Use Asset					$ 455,328,000		$ 502,104,000
Number of Reportable Segments | segment							3
Business Acquisition [Line Items]
Business Combination, Consideration Transferred				$ 26,600,000
Business Combination, Receivables, Write-Off			$ 600,000
Merchandise Inventory, Depreciation Period, Straight Line Basis							24 months
American Freight
Property, Plant and Equipment [Line Items]
Business Combination, Consideration Transferred	$ 357,300,000
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 357,300,000
Sears Outlet [Member]
Property, Plant and Equipment [Line Items]
Business Combination, Consideration Transferred		$ 128,800,000
Business Acquisition [Line Items]
Business Combination, Consideration Transferred		$ 128,800,000
Buddy's [Member]
Property, Plant and Equipment [Line Items]
Ownership Interest							100.00%
Minimum
Business Acquisition [Line Items]
Average Rental Term							12 months
Average Rental Term							12 months
Maximum
Business Acquisition [Line Items]
Average Rental Term							18 months
Average Rental Term							18 months
Computer equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life							3 years
Computer equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life							5 years
Software | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life							3 years
Software | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life							7 years
Furniture, fixtures, and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life							5 years
Furniture, fixtures, and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life							7 years
Building | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life							20 years
Building | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life							30 years